WARRANTS (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 item D $ / shares shares	Dec. 31, 2025 D item $ / shares shares	Dec. 31, 2024 shares
WARRANTS
Purchase price, per unit	$ 10	$ 10
Warrant
WARRANTS
Warrants outstanding | shares	13,490,535	13,490,535	13,490,535
Fractional warrants issued upon separation of units	0	0
Warrant exercisable in cash or cashless | item	0	0
Number of business days after the closing of a Business Combination | D	20	20
Number of business days following a Business Combination to have declared effective | D	60	60
Term of written notice of warrant redemption	30 days	30 days
Warrant redemption term to each warrant holder	30 days	30 days
Number of trading days | D	20	20
Trading day period, company sends notice | D	3	3
Total equity proceeds (as a percent)	60.00%	60.00%
Market value and newly issued price (as a percent)	115.00%	115.00%
Redemption trigger price per share	$ 18	$ 18
Market value and newly issued price adjusted to redemption trigger price (as a percent)	180.00%	180.00%
Warrant | Minimum
WARRANTS
Number of trading days | D	10	10
Market value per share	$ 9.2	$ 9.2
Warrant | Class A ordinary shares
WARRANTS
Price per share	18	18
Purchase price, per unit	$ 9.2	$ 9.2
Warrant | After completion of Business Combination
WARRANTS
Term of warrants	30 days	30 days
Warrant | From the closing of the Proposed Public Offering
WARRANTS
Term of warrants	12 months	12 months
Private Placement
WARRANTS
Warrants outstanding | shares		8,490,535	8,490,535
Private Warrants
WARRANTS
Warrants outstanding | shares	8,490,535	8,490,535
Public Warrant
WARRANTS
Warrants outstanding | shares	5,000,000	5,000,000	5,000,000
Price of warrant	$ 0.01	$ 0.01
Public Warrant | After completion of a Business Combination or earlier upon redemption or liquidation
WARRANTS
Term of warrants	5 years	5 years